intangible assets and goodwill	6 Months Ended
Jun. 30, 2023
intangible assets and goodwill
intangible assets and goodwill

18intangible assets and goodwill

(a)Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base [1]	Software [1]	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2023		$4,489	$7,522	$498	$535	$13,044	$12,215	$25,259	$9,489	$34,748
Additions		—	109	2	363	474	6	480	—	480
Additions arising from business acquisitions	(b)	836	—	128	—	964	—	964	933	1,897
Assets under construction put into service		—	437	17	(454)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	20	(322)	(52)	—	(354)	3	(351)	—	(351)
Net foreign exchange differences		(45)	(1)	(4)	—	(50)	—	(50)	(43)	(93)
As at June 30, 2023		$5,300	$7,745	$589	$444	$14,078	$12,224	$26,302	$10,379	$36,681
ACCUMULATED AMORTIZATION
As at January 1, 2023		$1,082	$4,713	$225	$—	$6,020	$—	$6,020	$364	$6,384
Amortization		234	508	48	—	790	—	790	—	790
Dispositions, retirements and other		(12)	(329)	(32)	—	(373)	—	(373)	—	(373)
Net foreign exchange differences		(5)	(1)	—	—	(6)	—	(6)	—	(6)
As at June 30, 2023		$1,299	$4,891	$241	$—	$6,431	$—	$6,431	$364	$6,795
NET BOOK VALUE
As at December 31, 2022		$3,407	$2,809	$273	$535	$7,024	$12,215	$19,239	$9,125	$28,364
As at June 30, 2023		$4,001	$2,854	$348	$444	$7,647	$12,224	$19,871	$10,015	$29,886

1	The amounts for customer relationships, software and goodwill arising from business acquisitions for the year ended December 31, 2022, have been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

As at June 30, 2023, our contractual commitments for the acquisition of intangible assets totalled $22 million over a period ending December 31, 2025 (December 31, 2022 – $14 million over a period ending December 31, 2023).

(b)Business acquisitions

WillowTree

On October 27, 2022, we announced a definitive agreement to acquire WillowTree, a full-service digital product provider focused on end-user experiences, such as native mobile applications and unified web interfaces. On January 3, 2023, subsequent to the satisfaction of the closing conditions, WillowTree was acquired through our TELUS International (Cda) Inc. subsidiary and is consolidated in our digitally-led customer experiences – TELUS International segment.

The acquisition brings key talent and diversity to our segment’s portfolio of next-generation solutions, and further augments its digital consulting and client-centric software development capabilities. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacity of the business). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

In respect of the acquired business, we concurrently provided written put options to the remaining selling shareholders for their approximate 14% economic interest, which will be settled subject to certain performance-based criteria and will become exercisable in tranches over a three-year period starting in 2026. The acquisition-date fair value of the puttable shares held by the non-controlling shareholders was recorded as a provision in the three-month period ended March 31, 2023. The provision may be settled in cash or, at our option, in a combination of cash and up to 70% in TELUS International (Cda) Inc. subordinate voting shares. Concurrent with this acquisition, the non-controlling shareholders provided us with purchased call options, which substantially mirror the written put options.

As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of WillowTree. Upon having sufficient time to review the books and records of WillowTree, as well as obtaining new and additional information about the related facts and circumstances as of the acquisition date, we will adjust provisional amounts for identifiable assets acquired and liabilities assumed and thus finalize our purchase price allocation.

Individually immaterial transactions

During the six-month period ended June 30, 2023, we acquired 100% ownership of businesses that were complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacity of the businesses). A portion of the amount assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

		Individually
		immaterial
(millions)	WillowTree [1]	transactions [1]	Total
Assets
Current assets
Cash	$7	$6	$13
Accounts receivable [2]	84	2	86
Other	3	2	5
	94	10	104
Non-current assets
Property, plant and equipment
Owned assets	20	32	52
Right-of-use lease assets	27	1	28
Intangible assets subject to amortization [3]	947	17	964
	994	50	1,044
Total identifiable assets acquired	1,088	60	1,148
Liabilities
Current liabilities
Accounts payable and accrued liabilities	50	7	57
Income and other taxes payable	16	—	16
Advance billings and customer deposits	5	2	7
Current maturities of long-term debt	126	1	127
	197	10	207
Non-current liabilities
Long-term debt	22	28	50
Deferred income taxes	94	—	94
	116	28	144
Total liabilities assumed	313	38	351
Net identifiable assets acquired	775	22	797
Goodwill	831	102	933
Net assets acquired	$1,606	$124	$1,730
Acquisition effected by way of:
Cash consideration	$1,169	$106	$1,275
Accounts payable and accrued liabilities	—	18	18
Provisions	266	—	266
Issue of shares by a subsidiary to a non-controlling interest [4]	171	—	171
	$1,606	$124	$1,730

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 15 years; and other intangible assets are expected to be amortized over a period of 4-10 years.
4	The fair value of the TELUS International (Cda) Inc. subordinate voting shares was measured based upon market prices observed at the date of acquisition of control.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2023 year.

	Three months		Six months
Periods ended June 30, 2023 (millions except per share amounts)	As reported [1]	Pro forma [2]	As reported [1]	Pro forma [2]
Operating revenues and other income	$4,946	$4,946	$9,910	$9,916
Net income	$196	$196	$420	$420
Net income per Common Share
Basic	$0.14	$0.14	$0.29	$0.29
Diluted	$0.14	$0.14	$0.29	$0.29

1	Operating revenues and other income and net income (loss) for the three-month period ended June 30, 2023, include: $61 and $(41), respectively, in respect of WillowTree. Operating revenues and other income and net income (loss) for the six-month period ended June 30, 2023, include: $138 and $(69), respectively, in respect of WillowTree.
2	Pro forma amounts for the three-month and six-month periods ended June 30, 2023, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the periods presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)Business acquisitions - prior period

In 2022, we acquired businesses that were complementary to our existing lines of business. As at December 31, 2022, purchase price allocations had not been finalized. During the six-month period ended June 30, 2023, the preliminary acquisition-date fair values for accounts receivable, income and other taxes receivable, customer relationships, software, goodwill and deferred income tax liabilities were increased by $19 million, decreased by $19 million, decreased by $118 million, increased by $179 million, decreased by $44 million and increased by $17 million, respectively; as required by IFRS-IASB, comparative amounts have been adjusted so as to reflect those increases (decreases) effective the dates of acquisition.